Property plant and equipment, net (Details) - Schedule of property plant and equipment, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost [Member]
Property plant and equipment, net (Details) - Schedule of property plant and equipment, net [Line Items]
Beginning balance	$ 20,237	$ 8,470
Acquisitions through business combinations	619	2,713
Additions	9,440	10,010
Disposals	(926)	(986)
Effect of changes in exchange rates	165	30
Ending balance	29,535	20,237
Cost [Member] | Machinery, equipment and vehicles [Member]
Property plant and equipment, net (Details) - Schedule of property plant and equipment, net [Line Items]
Beginning balance	8,490	5,871
Acquisitions through business combinations	391	1,686
Additions	3,125	1,545
Disposals	(464)	(646)
Effect of changes in exchange rates	267	34
Ending balance	11,809	8,490
Cost [Member] | Computers [Member]
Property plant and equipment, net (Details) - Schedule of property plant and equipment, net [Line Items]
Beginning balance	1,870	592
Acquisitions through business combinations	65	325
Additions	2,075	1,078
Disposals	(23)	(122)
Effect of changes in exchange rates	(42)	(3)
Ending balance	3,945	1,870
Cost [Member] | Office furniture and equipment [Member]
Property plant and equipment, net (Details) - Schedule of property plant and equipment, net [Line Items]
Beginning balance	795	250
Acquisitions through business combinations	120	110
Additions	677	461
Disposals		(25)
Effect of changes in exchange rates	(1)	(1)
Ending balance	1,591	795
Cost [Member] | Leasehold Improvements [Member]
Property plant and equipment, net (Details) - Schedule of property plant and equipment, net [Line Items]
Beginning balance	2,579	1,757
Acquisitions through business combinations	43	592
Additions	3,543	423
Disposals		(193)
Effect of changes in exchange rates	(35)
Ending balance	6,130	2,579
Cost [Member] | Raw materials for property [Member]
Property plant and equipment, net (Details) - Schedule of property plant and equipment, net [Line Items]
Beginning balance	439
Acquisitions through business combinations
Additions		439
Disposals	(439)
Effect of changes in exchange rates
Ending balance		439
Cost [Member] | Buildings [Member]
Property plant and equipment, net (Details) - Schedule of property plant and equipment, net [Line Items]
Beginning balance	6,064
Acquisitions through business combinations
Additions	20	6,064
Disposals
Effect of changes in exchange rates	(24)
Ending balance	6,060	6,064
Depreciation accrued [Member]
Property plant and equipment, net (Details) - Schedule of property plant and equipment, net [Line Items]
Beginning balance	12,547	3,378
Additions	1,712	1,774
Disposals		(667)
Impairment loss	9,478	8,031
Effect of changes in exchange rates	(45)	31
Ending balance	23,692	12,547
Depreciation accrued [Member] | Machinery, equipment and vehicles [Member]
Property plant and equipment, net (Details) - Schedule of property plant and equipment, net [Line Items]
Beginning balance	8,490	2,273
Additions	99	1,144
Disposals		(539)
Impairment loss	3,343	5,585
Effect of changes in exchange rates	(123)	27
Ending balance	11,809	8,490
Depreciation accrued [Member] | Computers [Member]
Property plant and equipment, net (Details) - Schedule of property plant and equipment, net [Line Items]
Beginning balance	1,870	469
Additions	496	184
Disposals		(118)
Impairment loss	1,552	1,331
Effect of changes in exchange rates	27	4
Ending balance	3,945	1,870
Depreciation accrued [Member] | Office furniture and equipment [Member]
Property plant and equipment, net (Details) - Schedule of property plant and equipment, net [Line Items]
Beginning balance	795	65
Additions	74	61
Disposals		(7)
Impairment loss	696	676
Effect of changes in exchange rates	26
Ending balance	1,591	795
Depreciation accrued [Member] | Leasehold Improvements [Member]
Property plant and equipment, net (Details) - Schedule of property plant and equipment, net [Line Items]
Beginning balance	935	571
Additions	838	367
Disposals		(3)
Impairment loss	4,326
Effect of changes in exchange rates	31
Ending balance	6,130	935
Depreciation accrued [Member] | Raw materials for property [Member]
Property plant and equipment, net (Details) - Schedule of property plant and equipment, net [Line Items]
Beginning balance	439
Additions
Disposals
Impairment loss	(439)	439
Effect of changes in exchange rates
Ending balance		439
Depreciation accrued [Member] | Buildings [Member]
Property plant and equipment, net (Details) - Schedule of property plant and equipment, net [Line Items]
Beginning balance	18
Additions	205	18
Disposals
Impairment loss
Effect of changes in exchange rates	(6)
Ending balance	217	18
Gross carrying amount [member]
Property plant and equipment, net (Details) - Schedule of property plant and equipment, net [Line Items]
Beginning balance		7,690
Ending balance	5,843
Gross carrying amount [member] | Machinery, equipment and vehicles [Member]
Property plant and equipment, net (Details) - Schedule of property plant and equipment, net [Line Items]
Beginning balance
Ending balance
Gross carrying amount [member] | Computers [Member]
Property plant and equipment, net (Details) - Schedule of property plant and equipment, net [Line Items]
Beginning balance
Ending balance
Gross carrying amount [member] | Office furniture and equipment [Member]
Property plant and equipment, net (Details) - Schedule of property plant and equipment, net [Line Items]
Beginning balance
Ending balance
Gross carrying amount [member] | Leasehold Improvements [Member]
Property plant and equipment, net (Details) - Schedule of property plant and equipment, net [Line Items]
Beginning balance		1,644
Ending balance
Gross carrying amount [member] | Raw materials for property [Member]
Property plant and equipment, net (Details) - Schedule of property plant and equipment, net [Line Items]
Beginning balance
Ending balance
Gross carrying amount [member] | Buildings [Member]
Property plant and equipment, net (Details) - Schedule of property plant and equipment, net [Line Items]
Beginning balance		$ 6,046
Ending balance	$ 5,843